Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	LEGACY EDUCATION ALLIANCE, INC.
Entity Central Index Key	0001561880
Entity Primary SIC Number	8200
Entity Tax Identification Number	39-2079974
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1490 NE Pine Island Rd
Entity Address, Address Line Two	Suite 5D
Entity Address, City or Town	Cape Coral
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33909
City Area Code	(239)
Local Phone Number	542-0643
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false